UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2901
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 11/30
Date of reporting period: 02/28

Portfolio of Investments
RiverSource Tax-Exempt High Income Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.2%)

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Alabama (0.5%)
City of Huntsville
Unlimited General Obligation Refunding Warrants
Series 2002D
11-01-14	5.50%	$3,425,000	$3,832,918
City of Mobile
Unlimited General Obligation Warrants
Series 2001 (AMBAC)
02-15-12	4.75	1,000,000	1,055,390
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.25	7,500,000	6,300,600

Total			11,188,908

Alaska (0.1%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (AGM)
07-01-14	6.00	2,000,000	2,312,480

Arizona (1.9%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.38	29,200,000	29,749,836
City of Tucson
Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
07-01-13	5.50	2,380,000	2,655,295
07-01-14	5.50	1,500,000	1,673,505
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
07-01-23	5.38	2,500,000	2,566,475
07-01-26	5.50	5,000,000	5,090,400
Scottsdale Industrial Development Authority
Refunding Revenue Bonds
Scottsdale Health Care
Series 2008A
09-01-30	5.25	1,750,000	1,719,795

Total			43,455,306

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Arkansas (0.2%)
County of Washington
Revenue Bonds
Construction Regional Medical Center
Series 2005A
02-01-35	5.00	4,250,000	3,963,380

California (14.2%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.75	6,000,000	5,933,700
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.00	1,000,000	940,500
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.25	4,500,000	4,414,230
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.25	2,000,000	2,270,040
10-01-38	6.50	8,000,000	9,032,480
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.75	5,640,000	6,052,002
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.50	9,685,000	10,285,276
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-34	5.88	4,000,000	4,060,160
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	5,000,000	5,484,550
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.75	5,500,000	5,492,574
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.25	20,000,000	18,205,400

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.25	13,000,000		12,419,810
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-28	5.50	2,000,000		2,011,400
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.25	4,000,000		4,087,960
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-18	4.65	1,500,000	(l)	1,028,925
City of Long Beach
Refunding Revenue Bonds
Series 2005A (NPFGC) A.M.T.
05-15-20	5.00	2,520,000		2,593,559
05-15-21	5.00	5,000,000		5,105,250
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03-01-31	5.00	5,690,000		5,538,418
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-15	5.00	3,000,000		3,262,500
03-01-16	5.00	3,000,000		3,223,440
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	2,500,000		2,637,200
Foothill-De Anza Community College District
Unlimited General Obligation Bonds
Series 2007A (AMBAC)
08-01-27	5.00	1,500,000		1,575,870
Fremont Union High School District/Santa Clara County
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.75	3,925,000		3,914,677
Golden State Tobacco Securitization Corporation
Asset-backed Revenue Bonds
Series 2007A-1
06-01-47	5.75	4,000,000		2,934,920
Golden State Tobacco Securitization Corporation
Prerefunded Revenue Bonds
Series 2003A-1
06-01-40	6.63	5,100,000		5,986,431

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	5,000,000	5,044,750
Lammersville School District #2002 Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.13	875,000	666,785
Los Angeles Department of Water & Power
Revenue Bonds
Series 2003A (NPFGC/FGIC)
07-01-43	5.00	11,750,000	11,808,633
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-29	5.00	4,800,000	4,962,672
Orange Unified School District #2005-2 Community Facilities
Special Tax Bonds
Del Rio School Facilities
Series 2007
09-01-37	5.00	1,000,000	752,430
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	4,500,000	4,700,250
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 1998
Series 2002D (FGIC)
07-01-27	5.00	8,000,000	8,707,280
San Francisco City & County Airports Commission
Prerefunded Revenue Bonds
2nd Series 2000-26A (NPFGC/FGIC) A.M.T.
05-01-22	5.25	4,425,000	4,503,411
San Francisco City & County Airports Commission
Revenue Bonds
2nd Series 2000-25 (AGM) A.M.T.
05-01-14	5.75	3,250,000	3,300,765
05-01-15	5.75	3,450,000	3,503,889
05-01-16	5.88	3,660,000	3,710,874
San Francisco City & County Airports Commission
Unrefunded Revenue Bonds
2nd Series 2000-26A (NPFGC/FGIC) A.M.T
05-01-22	5.25	9,725,000	9,774,694
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-31	6.50	500,000	522,170
08-01-39	6.63	1,000,000	1,046,220
Simi Valley School Financing Authority
Refunding Revenue Bonds
Unified School District
Series 2007 (AGM)
08-01-23	5.00	1,500,000	1,651,890
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.50	18,900,000	16,202,781

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.00	4,625,000	4,743,863
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-22	5.00	5,000,000	5,091,750
11-01-24	5.13	8,000,000	8,096,960
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
06-01-35	4.75	2,500,000	2,151,000
08-01-35	5.00	2,000,000	1,815,620
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06-01-37	5.00	13,145,000	11,794,746
11-01-37	5.00	15,000,000	13,449,600
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.75	23,000,000	23,554,759
04-01-38	6.00	17,500,000	18,030,250
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.00	1,015,000	908,181
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.30	6,000	5,958
Turlock Irrigation District
Certificate of Participation
Series 2003A (NPFGC)
01-01-33	5.00	4,450,000	4,390,059
University of California
Revenue Bonds
Series 2009O
05-15-39	5.25	7,700,000	8,143,212
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.00	9,365,000	9,406,674

Total			320,933,398

Colorado (1.5%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.80	1,000,000	800,400
12-01-22	4.95	2,000,000	1,402,060
12-01-26	5.00	2,000,000	1,292,540

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
City of Loveland
Prerefunded Unlimited General Obligation Bonds
Special Improvement District #1
Series 2000
07-01-29	7.50	4,500,000	4,695,480
Colorado Health Facilities Authority
Refunding Revenue Bonds
Valley View Hospital Association
Series 2008
05-15-28	5.50	5,745,000	5,672,900
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.25	1,200,000	1,177,440
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.13	2,500,000	2,509,450
North Range Metropolitan District #1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.25	12,070,000	13,405,666
North Range Metropolitan District #2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.50	2,765,000	2,086,663
12-15-37	5.50	3,100,000	2,152,826

Total			35,195,425

Connecticut (0.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008-Z3
07-01-42	5.05	3,000,000	3,157,680

District of Columbia (0.2%)
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.75	4,250,000	4,253,018

Florida (3.8%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First Incorporated Project
Series 2005
04-01-24	5.00	1,800,000	1,774,854
04-01-34	5.00	27,500,000	24,793,449
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.00	5,525,000	6,002,913
06-01-27	5.00	5,800,000	6,258,954

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.00	5,500,000		5,833,520
Harbor Bay Community Development District
Special Assessment Bonds
Series 2001B
05-01-10	6.35	2,815,000		2,508,728
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2002B
11-15-23	5.25	10,300,000		11,497,890
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.25	215,000		255,672
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-21	5.13	70,000		82,698
11-15-32	5.13	465,000		549,351
Highlands County Health Facilities Authority
Unrefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-32	5.13	12,505,000		12,412,713
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System
Series 2007
11-01-38	5.25	5,000,000		4,758,050
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.00	1,230,000		1,262,792
Seminole Indian Tribe of Florida
Revenue Bonds
Series 2007A
10-01-27	5.25	3,000,000	(d)	2,706,030
Tampa Bay Water Utility System
Improvement Refunding Revenue Bonds
Series 2001A (NPFGC/FGIC)
10-01-12	4.50	5,000,000		5,268,400

Total				85,966,014

Georgia (2.1%)
Appling County Development Authority
Revenue Bonds
Georgia Power Company Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.40	13,000,000		13,463,580
City of Atlanta
Revenue Bonds
Series 2001A (NPFGC)
11-01-39	5.00	6,050,000		5,797,050

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-12	5.50	2,385,000		2,538,665
Fulton County Development Authority
Revenue Bonds
Georgia Tech Foundation Funding
Series 2002A
11-01-13	5.25	1,105,000		1,201,688
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Health Care
Series 2010A
02-15-45	5.50	25,000,000		24,245,250

Total				47,246,233

Hawaii (0.7%)
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Electric Company & Subsidiary Project
Series 2003B (XLCA) A.M.T.
12-01-22	5.00	12,500,000		12,336,625
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11-15-29	8.75	1,000,000		1,092,930
11-15-44	9.00	3,000,000		3,243,630

Total				16,673,185

Idaho (0.3%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-33	6.25	6,000,000		6,588,900

Illinois (6.8%)
City of Chicago
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2009C
01-01-23	5.10	4,900,000	(l)	2,657,368
01-01-25	5.38	2,000,000	(l)	960,700
01-01-27	5.59	3,000,000	(l)	1,267,500
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Company
Series 1994 (AMBAC TCRS)
01-15-14	5.85	4,500,000		4,981,950
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-29	5.75	3,810,000		3,727,018

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-39	5.25	4,000,000		4,075,720
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
Series 2008A
07-01-33	5.38	4,000,000		4,145,240
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.75	2,000,000		2,191,000
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009B
08-15-30	5.75	10,000,000		10,955,000
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.25	4,000,000		4,168,080
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.63	7,250,000		7,691,525
Illinois Finance Authority
Revenue Bonds
Sedgebrook Incorporated Facility
Series 2007A
11-15-11	5.50	1,000,000	(b)	400,000
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.50	7,000,000		6,165,600
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.88	31,300,000		32,387,675
Illinois Finance Authority
Revenue Bonds
South Suburban
Series 1992 Escrowed to Maturity
02-15-18	7.00	2,775,000		3,375,899
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990 Escrowed to Maturity
04-15-20	7.75	68,000,000	(l)	46,457,599
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06-15-42	5.25	13,400,000		13,524,084

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Village of Gilberts
Prerefunded Special Tax Bonds
Big Timber Project
Series 2001
03-01-30	7.88	3,407,000		3,730,018
Will County Community Unit School District #365 - Valley View
Unlimited General Obligation Bonds
Zero Coupon
Series 1997B Escrowed to Maturity (AGM)
11-01-16	4.60	3,165,000	(l)	2,609,131

Total				155,471,107

Indiana (1.4%)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.38	4,000,000		4,144,200
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.75	3,500,000		3,587,465
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.00	8,000,000		8,651,440
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.00	5,950,000		5,571,877
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Clarian Health Obligation
Series 2006A
02-15-36	5.00	4,375,000		4,068,663
Indiana Housing Finance Authority
Revenue Bonds
Series 2001B-3 (GNMA/FNMA) A.M.T.
07-01-33	5.55	1,315,000		1,320,944
Indiana Housing Finance Authority
Revenue Bonds
Series 2002A (GNMA/FNMA) A.M.T.
01-01-33	5.45	210,000		215,723
St. Joseph County Hospital Authority
Revenue Bonds
Memorial Hospital of South Bend
Series 1980 Escrowed to Maturity
06-01-10	9.40	260,000		265,730
Vigo County Hospital Authority
Revenue Bonds
Union Hospital Incorporated
Series 2007
09-01-37	5.70	3,950,000	(d)	3,285,294

Total				31,111,336

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Iowa (0.5%)
Iowa Finance Authority
Refunding Revenue Bonds
Correctional Facility Program
Series 2002 (NPFGC)
06-15-13	5.38	6,000,000		6,807,600
Iowa Finance Authority
Revenue Bonds
Mortgage-backed Securities Program
Series 2001C (GNMA/FNMA) A.M.T.
07-01-33	5.50	5,690,000		5,713,386

Total				12,520,986

Kentucky (1.9%)
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03-01-40	6.38	5,800,000	(e)	5,780,686
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Sub Series 2008A-1 (Assured Guaranty)
12-01-33	6.00	3,200,000		3,491,040
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.50	9,975,000	(e)	9,866,173
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.75	24,000,000		24,722,160

Total				43,860,059

Louisiana (4.0%)
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.00	9,500,000		10,117,595
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.50	15,750,000		16,272,112
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corporation
Series 2007A
06-01-37	5.13	5,850,000		5,446,409
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2001B
05-15-30	5.50	30,225,000		30,233,463
05-15-39	5.88	31,270,000		28,915,056

Total				90,984,635

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Maine (0.1%)
Maine State Housing Authority
Revenue Bonds
Series 2003A-2 A.M.T.
11-15-32	5.00	3,000,000	2,971,620

Maryland (0.7%)
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07-01-36	5.50	7,000,000	4,994,710
Maryland Economic Development Corporation
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.75	1,600,000	1,618,704
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07-01-39	6.75	5,000,000	5,618,750
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.75	3,495,000	3,382,566

Total			15,614,730

Massachusetts (5.8%)
Boston Water & Sewer Commission
Revenue Bonds
Series 2004A
11-01-22	5.00	5,435,000	5,954,097
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-22	5.25	500,000	597,785
08-01-28	5.25	3,000,000	3,498,480
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01-01-27	5.50	4,500,000	5,159,835
01-01-28	5.50	7,500,000	8,572,500
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005A
07-01-30	5.00	1,450,000	1,616,025
07-01-31	5.00	3,000,000	3,309,060
Massachusetts Development Finance Agency
Prerefunded Revenue Bonds
Briarwood
Series 2001B
12-01-30	8.25	5,750,000	6,154,283

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Simons Rock College of Bard
Series 2007
08-01-36	4.70	500,000		447,015
Massachusetts Development Finance Agency
Revenue Bonds
Adventcare Project
Series 2007A
10-15-28	6.65	5,000,000		4,488,900
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.00	2,325,000		2,588,934
Massachusetts Development Finance Agency
Revenue Bonds
Devens Electric System
Series 2001
12-01-30	6.00	1,000,000		1,024,340
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds Incorporated Facility
Series 2007A
11-15-11	5.13	1,100,000		1,100,055
Massachusetts Development Finance Agency
Revenue Bonds
May Institute
Series 1999 (Radian Group Financial Guaranty)
09-01-29	5.75	1,000,000		866,810
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Catholic Health East
Series 2007C
11-15-32	0.99	500,000	(k)	308,750
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Covenant Health Systems
Series 2007
07-01-30	5.00	500,000		468,705
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Covenant Health Systems
Series 2007B
07-01-31	5.00	3,235,000		2,987,199
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Fisher College
Series 2007A
04-01-37	5.13	500,000		407,460
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2002FF
07-15-37	5.13	4,800,000		4,900,992
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2004M
07-01-25	5.25	500,000		611,555

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2008A
07-01-38	5.00	14,000,000	14,737,240
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.00	11,500,000	12,800,420
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-22	5.00	1,250,000	1,132,613
07-15-27	5.00	5,500,000	4,602,455
07-15-32	5.00	4,720,000	3,814,610
07-15-37	5.00	500,000	390,865
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Quincy Medical Center
Series 2008A
01-15-38	6.50	7,420,000	6,549,040
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Springfield College
Series 2010
10-15-40	5.63	4,500,000	4,463,910
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Williams College
Series 2003H
07-01-33	5.00	1,000,000	1,029,410
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2007D A.M.T.
06-01-40	4.85	750,000	698,483
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2006-122 A.M.T.
12-01-31	4.85	5,140,000	4,991,608
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08-15-32	4.75	5,000,000	5,046,900
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.00	145,000	150,294
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08-01-22	5.00	500,000	550,335
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07-15-19	6.50	3,500,000	4,295,795

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity (FGIC)
07-15-19	6.50	2,000,000		2,441,740
Massachusetts Water Resources Authority
Revenue Bonds
Series 2004D (NPFGC)
08-01-27	4.75	10,000,000		10,192,900

Total				132,951,398

Michigan (2.3%)
Anchor Bay School District
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.00	1,000,000		1,035,010
City of Detroit
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07-01-34	5.00	1,375,000		1,320,673
City of Detroit
Unlimited General Obligation Bonds
Series 2001A-1 (NPFGC)
04-01-15	5.38	1,000,000		973,260
City of Jackson
Limited General Obligation Bonds
Capital Appreciation
Downtown Development
Zero Coupon
Series 2001 (AGM)
06-01-21	5.58	1,450,000	(l)	914,138
County of Wayne
Revenue Bonds
Detroit Metropolitan Wayne County Airport
Series 1998B (NPFGC)
12-01-11	5.25	4,040,000		4,069,815
Goodrich Area School District
Unrefunded Unlimited General Obligation Bonds
Series 2003B (Qualified School Bond Loan Fund)
05-01-27	5.00	495,000		519,884
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11-01-17	5.00	390,000		364,194
11-01-22	5.00	750,000		649,080
11-01-32	4.75	1,170,000		871,732
Howell Public Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.00	3,855,000		3,989,964
Lawton Community Schools
Unrefunded Unlimited General Obligation Bonds
Series 2001 (Qualified School Bond Loan Fund)
05-01-31	5.00	200,000		200,688

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Michigan Higher Education Facilities Authority
Limited Obligation Refunding Revenue Bonds
Kalamazoo College Project
Series 2007
12-01-33	5.00	250,000	250,460
Michigan Higher Education Student Loan Authority
Revenue Bonds
Series 2006 XVII-Q (AMBAC) A.M.T.
03-01-26	4.95	200,000	188,428
03-01-31	5.00	7,850,000	7,163,910
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water State Revolving Fund
Series 2006
10-01-27	5.00	390,000	413,100
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (AGM)
06-01-19	5.00	3,500,000	3,757,355
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
12-01-28	5.50	4,010,000	4,137,919
Michigan Strategic Fund
Revenue Bonds
Republic Services
Series 2001 A.M.T.
08-01-31	4.25	1,885,000	1,854,331
Pinconning Area Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2007 (AGM) (Qualified School Bond Loan Fund)
05-01-37	4.75	250,000	241,108
Roseville School District
Unlimited General Obligation Refunding Bonds
School Building & Site
Series 2006 (AGM) (Qualified School Bond Loan Fund)
05-01-23	5.00	3,100,000	3,284,295
Summit Academy North
Prerefunded Certificate of Participation
Series 2001
07-01-30	7.38	4,890,000	5,005,745
Summit Academy North
Prerefunded Certificate of Participation
Series 2001B
07-01-30	8.75	975,000	1,002,544
Troy City School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (NPFGC)
(Qualified School Board Loan Fund)
05-01-24	5.00	5,000,000	5,328,349
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan
Series 2005 (NPFGC) A.M.T.
12-01-19	4.75	3,750,000	3,643,013

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC)
(Qualified School Bond Loan Fund)
05-01-25	5.50	1,000,000		1,157,070

Total				52,336,065

Minnesota (5.8%)
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corporation
Series 2007
05-01-37	5.25	1,145,000		1,081,670
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.75	7,500,000		8,339,250
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.75	3,325,000		3,315,358
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.50	26,775,000		27,659,110
07-01-30	5.75	3,200,000		3,254,848
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-37	5.75	1,750,000		1,677,463
Duluth Independent School District #709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.75	4,040,000		4,253,150
Edina Independent School District #273
Unlimited General Obligation Bonds
Series 2004
02-01-22	4.25	2,700,000		2,769,363
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.50	10,725,000		10,064,018
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-22	6.02	27,500,000	(l)	16,748,050
01-01-23	6.80	26,500,000	(l)	15,264,530
01-01-25	6.75	17,500,000	(l)	8,972,950

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.00	3,500,000	3,399,200
11-15-30	6.00	10,000,000	9,210,200
11-15-35	6.00	11,500,000	10,465,459
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-36	5.25	4,550,000	4,168,756
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.00	2,540,000	2,663,266

Total			133,306,641

Mississippi (0.6%)
Harrison County Wastewater Management District
Refunding Revenue Bonds
Wastewater Treatment Facility
Series 1986 Escrowed to Maturity
02-01-15	5.00	4,250,000	4,792,853
Mississippi Business Finance Corporation
Revenue Bonds
Series 2009A
05-01-24	4.70	5,390,000	5,336,855
05-01-37	5.00	2,900,000	2,849,018

Total			12,978,726

Missouri (1.4%)
Cape Girardeau County Industrial Development Authority
Revenue Bonds
St. Francis Medical Center
Series 2009
06-01-39	5.75	1,150,000	1,165,537
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.63	3,650,000	3,856,481
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.38	6,660,000	6,559,567
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05-15-39	8.25	12,000,000	11,866,920
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (NPFGC)
01-01-20	5.00	1,500,000	1,521,150

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11-15-33	5.50	6,000,000	6,036,600

Total			31,006,255

Nebraska (1.0%)
Madison County Hospital Authority #1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.00	11,500,000	11,672,960
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.75	8,800,000	8,954,088
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02-01-15	6.00	1,370,000	1,576,062
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-39	5.25	1,400,000	1,454,096

Total			23,657,206

Nevada (3.0%)
City of Henderson
Special Assessment Bonds
Series 2006T-18
09-01-35	5.30	10,700,000	4,239,019
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.25	25,850,000	27,113,289
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07-01-34	5.13	14,500,000	14,271,045
County of Clark
Revenue Bonds
Southwest Gas Corporation Project
Series 2005A (AMBAC) A.M.T.
10-01-35	4.85	5,000,000	4,162,550
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (AGM)
06-01-24	5.00	4,095,000	4,282,715
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (AGM)
07-01-32	4.75	14,200,000	13,930,767

Total			67,999,385

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
New Hampshire (0.9%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10-01-39	6.13	9,500,000	9,530,020
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Company of New Hampshire Project
Series 2006B (NPFGC) A.M.T.
05-01-21	4.75	4,500,000	4,419,360
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.00	5,500,000	5,761,800

Total			19,711,180

New Jersey (1.5%)
New Jersey Economic Development Authority
Revenue Bonds
United Water Incorporated
Series 1996C (AMBAC) A.M.T.
11-01-25	4.88	7,000,000	6,728,540
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12-15-12	5.75	10,000,000	11,179,000
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2002
06-01-37	6.00	12,770,000	14,254,513
University of Medicine & Dentistry of New Jersey
Revenue Bonds
Series 2002A (AMBAC)
12-01-12	5.25	1,705,000	1,833,659

Total			33,995,712

New Mexico (0.7%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.38	8,650,000	9,604,095
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Class I
Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
01-01-38	4.88	7,200,000	6,949,656

Total			16,553,751

New York (8.0%)
Brooklyn Arena Local Development Corp
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.00	5,000,000	5,113,350

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2003J
06-01-28	5.25	6,235,000	7,114,010
City of New York
Unlimited General Obligation Bonds
Series 2002E (NPFGC)
08-01-15	5.63	2,000,000	2,205,360
City of New York
Unlimited General Obligation Bonds
Series 2004E (AGM)
11-01-22	5.00	1,750,000	1,857,835
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11-15-32	5.75	5,855,000	6,173,337
Metropolitan Transportation Authority
Revenue Bonds
Series 2002A (AGM)
11-15-26	5.50	2,000,000	2,095,900
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	1,000,000	1,040,540
New York City Housing Development Corporation
Revenue Bonds
Capital Funding Program
New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07-01-25	5.00	300,000	312,684
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.00	3,000,000	2,976,150
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.50	6,940,000	7,127,727
01-01-24	5.50	5,500,000	5,592,950
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.75	1,500,000	1,678,185
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.50	3,500,000	3,423,000
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2003D
02-01-31	5.00	4,000,000	4,087,240
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2004C
02-01-33	5.00	4,255,000	4,356,737

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.40	13,575,000	13,629,842
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.60	3,625,000	3,635,766
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.85	1,605,000	1,547,846
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.00	2,500,000	2,703,950
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General Resolution
Series 1993A
07-01-18	5.75	5,500,000	6,436,155
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.00	4,935,000	5,278,772
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.25	460,000	455,855
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.13	2,250,000	2,120,850
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
Series 1993A
05-15-13	5.50	24,530,000	27,052,911
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (NPFGC)
03-15-15	4.10	8,600,000	8,655,126
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.00	9,000,000	9,185,670
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.00	9,000,000	9,229,500

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
New York State Housing Finance Agency
Refunding Revenue Bonds
State University Construction
Series 1986A Escrowed to Maturity
05-01-13	6.50	3,500,000		3,933,720
New York State Thruway Authority
Revenue Bonds
Series 2005G (AGM)
01-01-24	5.00	4,000,000		4,222,160
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (AGM) A.M.T.
12-01-23	4.50	7,500,000		7,416,150
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	2,450,000	(d)	2,302,633
12-01-23	5.00	3,000,000	(d)	2,481,300
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2003A-1
06-01-19	5.50	5,000,000		5,389,350
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.00	3,750,000		3,891,975
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-37	6.00	2,000,000		1,613,400
09-15-42	6.00	7,000,000		5,572,490

Total				181,910,426

North Carolina (1.1%)
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.00	8,450,000		9,360,234
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1986A Escrowed to Maturity
01-01-17	5.00	3,870,000		4,485,833
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1988A
01-01-26	6.00	1,940,000		2,500,893
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006A-26 A.M.T.
01-01-38	5.50	2,905,000		3,085,459
North Carolina Medical Care Commission
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11-01-33	6.00	4,060,000		3,954,521

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Raleigh Durham Airport Authority
Revenue Bonds
Series 2001A (NPFGC/FGIC)
11-01-11	5.00	1,900,000	1,997,489

Total			25,384,429

North Dakota (0.2%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-25	5.13	3,250,000	2,945,865
07-01-29	5.13	2,650,000	2,353,147

Total			5,299,012

Ohio (2.9%)
Akron University
Revenue Bonds
Series 2003A (AMBAC)
01-01-22	5.00	1,000,000	1,027,420
Buckeye Tobacco Settlement Financing Authority
Asset-backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.88	24,420,000	18,278,613
City of Cleveland
Limited General Obligation Refunding Bonds
Series 2005 (AMBAC)
10-01-23	5.50	500,000	589,125
City of Columbus
Revenue Bonds
Series 2008A
06-01-31	4.75	10,000,000	10,267,200
Cleveland State University
Revenue Bonds
Series 2003A (NPFGC/FGIC)
06-01-15	5.00	1,000,000	1,088,840
Cleveland State University
Revenue Bonds
Series 2004 (NPFGC/FGIC)
06-01-24	5.25	500,000	511,445
County of Erie
Revenue Bonds
Firelands Regional Medical Center
Series 2002A
08-15-32	5.63	1,245,000	1,144,678
County of Miami
Improvement Refunding Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-26	5.25	1,915,000	1,925,226
County of Tuscarawas
Revenue Bonds
Twin City Hospital Project
Series 2007
11-01-37	6.35	500,000	447,055

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Franklin County Convention Facilities Authority
Refunding Revenue Bonds
Tax & Lease Anticipation Bonds
Series 2007
12-01-25	5.00	500,000	548,120
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
09-01-23	4.75	500,000	519,465
Ohio Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.75	7,700,000	8,174,551
Ohio Housing Finance Agency
Revenue Bonds
Residential Mortgage-backed Securities
Series 2006A (GNMA) A.M.T.
09-01-26	4.75	3,995,000	3,985,892
09-01-36	4.90	3,695,000	3,603,918
Ohio Municipal Electric Generation Agency
Refunding Revenue Bonds
Joint Venture 5
Series 2004 (AMBAC)
02-15-24	4.75	7,980,000	8,005,616
Port of Greater Cincinnati Development Authority
Revenue Bonds
Sisters of Mercy
Series 2006
10-01-25	5.00	1,000,000	939,560
State of Ohio
Revenue Bonds
Case Western Reserve University Project
Series 2006 (NPFGC)
12-01-21	5.25	250,000	300,500
State of Ohio
Unlimited General Obligation Bonds
Infrastructure Improvement
Series 2005A
09-01-21	5.00	5,000,000	5,424,050

Total			66,781,274

Oklahoma (0.3%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facilities Project
Series 2009B
03-01-29	5.75	5,685,000	5,989,261
Oklahoma Municipal Power Authority
Prerefunded Revenue Bonds
Series 2001A (AGM)
01-01-13	5.00	1,020,000	1,060,259

Total			7,049,520

Oregon (0.5%)
Clackamas County Hospital Facility Authority
Revenue Bonds
Legacy Health Systems
Series 2009A
07-15-35	5.50	1,500,000	1,564,695

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	6,500,000	6,840,145
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2001D (NPFGC/FGIC) A.M.T.
07-01-11	5.25	3,335,000	3,515,190

Total			11,920,030

Pennsylvania (1.5%)
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.63	7,200,000	7,366,968
Butler County Hospital Authority
Revenue Bonds
Butler Health Systems Project
Series 2009
07-01-39	7.25	7,000,000	7,681,380
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2001A (AGM)
01-01-12	5.25	3,130,000	3,387,881
Montgomery County Industrial Development Authority
Revenue Bonds
Acts Retirement - Life Communities
Series 1998
11-15-28	5.25	7,500,000	7,048,275
Northampton County General Purpose Authority
Revenue Bonds
St. Luke’s Hospital Project
Series 2008A
08-15-28	5.38	4,000,000	3,965,280
Pennsylvania State University
Refunding Revenue Bonds
Series 2002
08-15-16	5.25	1,000,000	1,184,960
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.50	2,300,000	2,435,746

Total			33,070,490

Puerto Rico (1.0%)(f)
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds
Series 2003A
07-01-24	5.25	1,000,000	1,004,190
Commonwealth of Puerto Rico
Unlimited General Obligation Refunding Bonds
Series 2004A
07-01-30	5.00	6,000,000	6,254,520

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-19	5.00	2,500,000	2,538,500
07-01-20	5.00	11,130,000	11,238,406
Puerto Rico Highway & Transportation Authority
Unrefunded Revenue Bonds
Series 2003G
07-01-42	5.00	1,805,000	1,636,413
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.25	130,000	150,440

Total			22,822,469

Rhode Island (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
04-01-33	4.85	1,340,000	1,323,076
Rhode Island Student Loan Authority
Revenue Bonds
Series 2007-2 (AMBAC) A.M.T.
12-01-37	4.85	6,000,000	4,946,460

Total			6,269,536

South Carolina (1.4%)
Charleston Educational Excellence Finance Corporation
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.25	5,500,000	5,656,365
City of Myrtle Beach
Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2006A
10-01-26	5.25	2,000,000	1,446,900
Lexington County Health Services District
Prerefunded Revenue Bonds
Series 2004
05-01-32	5.50	4,685,000	5,504,781
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.75	4,000,000	3,879,120
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Woodlands at Furman Project
Series 2007A
11-15-37	6.00	4,200,000	3,002,244
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-38	5.50	7,595,000	8,201,309

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.00	3,295,000	3,426,174

Total			31,116,893

South Dakota (0.4%)
State of South Dakota
Revenue Bonds
Series 1993A (AGM)
09-01-17	6.70	7,260,000	8,778,574

Texas (4.1%)
Bexar County Health Facilities Development Corporation
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.20	3,800,000	3,811,134
City of Austin
Refunding Revenue Bonds
Series 2002 (AGM)
11-15-14	5.50	3,485,000	4,069,260
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.25	8,000,000	8,259,200
College Station Independent School District
Unlimited General Obligation Bonds
School Building
Series 2007 (Permanent School Fund Guarantee)
08-15-26	5.00	4,585,000	5,036,714
Corpus Christi Business & Job Development Corporation
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09-01-25	5.00	3,550,000	3,607,084
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.75	5,600,000	5,709,481
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2004A (Permanent School Fund Guarantee)
08-15-26	5.25	4,000,000	4,370,720
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.00	4,865,000	5,291,028
Harris County Flood Control District
Prerefunded Limited General Obligation Refunding Bonds
Series 2004A
10-01-23	5.25	5,000,000	5,835,900
Harris County Health Facilities
Development Corporation
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.25	8,800,000	9,878,000

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Series 2001 (Permanent School Fund Guarantee)
02-15-12	5.50	3,720,000		3,898,448
State of Texas
Unlimited General Obligation Bonds
Transportation Community-Mobility Fund
Series 2007
04-01-34	4.75	6,545,000		6,603,578
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Bonds
Air Force Obligation Group
Series 2007
05-15-27	5.13	2,000,000		1,783,940
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Bonds
Senior Living Center Project
Series 2009A
11-15-44	8.25	12,000,000		11,690,160
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Bonds
Series 2008
08-15-28	5.25	5,000,000		5,204,400
Texas A&M University
Revenue Bonds
Financing System
Series 2009A
05-15-27	5.00	3,925,000		4,301,015
Travis County Health Facilities Development Corporation
Revenue Bonds
Querencia Barton Creek Project
Series 2005
11-15-25	5.50	1,000,000		877,290
Travis County Health Facilities Development Corporation
Revenue Bonds
Westminster Manor
Series 2010
11-01-40	7.13	1,000,000		1,001,340
Wylie Independent School District
Unlimited General Obligation Refunding Bonds
Zero Coupon
Series 2001 (Permanent School Fund Guarantee)
08-15-12	4.80	3,385,000	(l)	3,300,680

Total				94,529,372

Utah (0.2%)
City of Eagle Mountain
Special Assessment Bonds
Special Improvement District #2000-1
Series 2006
02-01-21	8.25	2,832,000		2,865,163
Utah Housing Corporation
Revenue Bonds
Series 2003A-1 A.M.T.
07-01-24	5.13	1,405,000		1,398,874

Total				4,264,037

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Virginia (1.8%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.13	5,350,000	5,452,346
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2005
06-01-26	5.50	5,200,000	5,830,968
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2005
06-01-37	5.63	5,500,000	6,513,320
University of Virginia
Revenue Bonds
Series 2008
06-01-40	5.00	23,000,000	24,206,350

Total			42,002,984

Washington (5.0%)
City of Tacoma
Refunding Revenue Bonds
Series 2001B (AGM)
01-01-12	5.50	5,000,000	5,421,300
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-25	5.00	6,445,000	6,886,676
12-01-26	5.00	7,290,000	7,744,458
12-01-27	5.00	3,660,000	3,865,912
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. # 2007-1
Series 2008
08-01-11	5.00	7,270,000	7,379,849
Skagit County Public Hospital District #1
Revenue Bonds
Skagit VY Hospital
Series 2005
12-01-30	5.50	1,235,000	1,180,450
Skagit County Public Hospital District #1
Revenue Bonds
Skagit VY Hospital
Series 2007
12-01-28	5.75	1,500,000	1,484,580
12-01-32	5.75	2,000,000	1,928,540
Snohomish County Public Utility District #1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01-01-20	5.00	17,750,000	20,972,513
Spokane Public Facilities District
Revenue Bonds
Series 2003 (NPFGC)
12-01-28	5.75	3,195,000	3,333,855

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.00	9,730,000		10,493,027
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.50	11,800,000		12,328,168
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10-01-40	5.63	3,635,000		3,605,920
Washington Public Power Supply System
Revenue Bonds
Linked Pars & Inflos
Series 1993 Escrowed to Maturity (AGM)
07-01-11	5.75	7,200,000	(j)	7,496,712
Washington State Housing Finance Commission
Revenue Bonds
Single Family Program
Series 2007-3A
(GNMA/FNMA/FHLMC) A.M.T.
12-01-38	4.90	5,470,000		5,297,422
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01-01-27	5.63	2,500,000		1,915,875
01-01-38	5.63	18,950,000		13,498,085

Total				114,833,342

Wisconsin (4.5%)
Badger Tobacco Asset Securitization Corporation
Asset-backed Revenue Bonds
Series 2002
06-01-27	6.13	8,500,000		9,166,400
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.75	12,000,000		12,948,480
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-24	5.13	15,910,000		15,016,335
08-15-25	5.13	15,500,000		14,452,665
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care
Series 2010A
04-15-39	5.63	4,725,000		4,557,593
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College Wisconsin
Series 2008A
12-01-35	5.25	14,400,000		14,100,048

Issue	Coupon	Principal
description(g,h)	Rate	Amount	Value(a)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Prohealth Care Incorporated Obligation Group
Series 2009
02-15-39	6.63	18,425,000	19,849,621
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-33	5.75	6,000,000	6,049,800
04-01-38	5.75	4,000,000	4,017,720
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
St. John’s Community Incorporation
Series 2009A
09-15-29	7.25	1,000,000	1,020,290
09-15-39	7.63	1,000,000	1,032,550

Total			102,211,502

Total Municipal Bonds (Cost: $2,122,772,555)			$2,216,208,609

Municipal Bonds Held in Trust (3.7%)(c)

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
Arkansas (0.1%)
Arkansas Development Finance Authority
Revenue Bonds
Series 2001 (GNMA/FNMA) A.M.T.
07-01-33	5.30%	$2,105,000	(d)	$2,151,149

District of Columbia (0.2%)
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2001 (NPFGC) A.M.T.
10-01-27	5.50	5,000,000	(d)	5,079,400

Massachusetts (0.8%)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-16	5.50	16,000,000	(d)	17,838,240

Missouri (1.1%)
Missouri State Health and Educational Facilities Authority
Revenue Bonds
Washington University
Series 2009A
05-15-27	5.00	23,000,000	(d)	24,435,660

North Carolina (1.0%)
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
04-01-17	5.00	16,000,000	(d)	16,749,280

Issue	Coupon	Principal
description(g,h)	Rate	Amount		Value(a)
North Carolina Housing Finance Agency
Revenue Bonds
Series 2002 A.M.T.
01-01-34	5.35	7,110,000	(d)	7,134,227

Total				23,883,507

Texas (0.5%)
Texas Department of Housing & Community Affairs
Revenue Bonds
Series 2002 (NPFGC) A.M.T.
09-01-33	5.55	5,205,000	(d)	5,247,658
03-01-34	5.55	5,895,000	(d)	5,941,512

Total				11,189,170

Total Municipal Bonds Held in Trust (Cost: $84,020,619)				$84,577,126

Municipal Notes (0.6%)

		Amount
Issue	Effective	payable at
description(g,h,i)	yield	maturity	Value(a)
Iowa (0.4%)
Iowa Finance Authority
Revenue Bonds
Iowa Health System
V.R.D.N. Series 2009A (JPMorgan Chase Bank)
02-15-35	0.14%	$8,475,000	$8,475,000

Kansas (0.1%)
City of Wichita
Revenue Bonds
Christian Health
V.R.D.N. Series 2009-IIIB1 (JPMorgan Chase & Co)
11-15-39	0.11	2,750,000	2,750,000

Texas (0.1%)
Tarrant County Cultural Education Facilities
Finance Corporation
Revenue Bonds
Hendrick Medical Center Project
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
09-01-25	0.14	2,000,000	2,000,000

Total Municipal Notes (Cost: $13,225,000)			$13,225,000

Money Market Fund (—%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	393,987	$393,987

Total Money Market Fund (Cost: $393,987)		$393,987

Total Investments in Securities (Cost: $2,220,412,161)(m)		$2,314,404,722

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Nov. 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Municipal Bonds Held in Trust – The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Investment in Securities.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $95,352,383 or 4.18% of net assets.

(e)	At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,253,716.

(f)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.00% of net assets at Feb. 28, 2010.

(g)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance

(h)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Feb. 28, 2010, the value of securities subject to alternative minimum tax represented 9.54% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(i)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(j)	Represents securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2010.

(k)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(l)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $2,220,412,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$135,557,000
Unrealized depreciation	(41,564,000)

Net unrealized appreciation	$93,993,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$2,216,208,609	$—	$2,216,208,609
Municipal Bonds Held in Trust	—	84,577,126	—	84,577,126

Total Bonds	—	2,300,785,735	—	2,300,785,735

Other
Municipal Notes	—	13,225,000	—	13,225,000
Unaffiliated Money Market Fund(a)	393,987	—		393,987

Total Other	393,987	13,225,000	—	13,618,987

Total	$393,987	$2,314,010,735	$—	$2,314,404,722

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Income Series, Inc.
By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date April 28, 2010